Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Condensed Consolidated Statement of Income (Details) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance service result
Insurance revenue	$ 26,592	$ 23,972
Insurance service expenses	(21,822)	(19,382)
Net expenses from reinsurance contracts held	(769)	(613)
Total insurance service result	4,001	3,977
Investment result
Net investment income (loss)	19,111	18,021
Changes in insurance / reinsurance finance income (expenses)	(15,086)	(14,628)
Other investment result	(504)	(435)
Total investment result	3,521	2,958
Other revenue	7,588	6,746
Other expenses	(6,339)	(5,675)
Interest expenses	(1,681)	(1,554)
Net income (loss) before income taxes	7,090	6,452
Income tax (expenses) recoveries	(1,212)	(845)
Net income (loss) after income taxes	5,878	5,607
Equity in net income (loss) of unconsolidated subsidiaries	0	0
Net income (loss)	5,878	5,607
Net income (loss) attributed to:
Non-controlling interests	247	144
Participating policyholders	246	360
Shareholders and other equity holders	5,385	5,103
MFC (Guarantor)
Insurance service result
Insurance revenue	0	0
Insurance service expenses	0	0
Net expenses from reinsurance contracts held	0	0
Total insurance service result	0	0
Investment result
Net investment income (loss)	871	638
Changes in insurance / reinsurance finance income (expenses)	0	0
Other investment result	0	0
Total investment result	871	638
Other revenue	(34)	14
Other expenses	(45)	(55)
Interest expenses	(494)	(433)
Net income (loss) before income taxes	298	164
Income tax (expenses) recoveries	(30)	7
Net income (loss) after income taxes	268	171
Equity in net income (loss) of unconsolidated subsidiaries	5,117	4,932
Net income (loss)	5,385	5,103
Net income (loss) attributed to:
Non-controlling interests	0	0
Participating policyholders	0	0
Shareholders and other equity holders	5,385	5,103
JHUSA (Issuer)
Insurance service result
Insurance revenue	11,022	9,858
Insurance service expenses	(10,501)	(8,928)
Net expenses from reinsurance contracts held	(309)	(315)
Total insurance service result	212	615
Investment result
Net investment income (loss)	4,548	4,232
Changes in insurance / reinsurance finance income (expenses)	(3,894)	(4,723)
Other investment result	(34)	100
Total investment result	620	(391)
Other revenue	853	790
Other expenses	(1,209)	(1,112)
Interest expenses	(19)	(79)
Net income (loss) before income taxes	457	(177)
Income tax (expenses) recoveries	52	175
Net income (loss) after income taxes	509	(2)
Equity in net income (loss) of unconsolidated subsidiaries	550	811
Net income (loss)	1,059	809
Net income (loss) attributed to:
Non-controlling interests	0	0
Participating policyholders	135	(74)
Shareholders and other equity holders	924	883
Other subsidiaries
Insurance service result
Insurance revenue	16,654	15,754
Insurance service expenses	(12,384)	(12,195)
Net expenses from reinsurance contracts held	(499)	(175)
Total insurance service result	3,771	3,384
Investment result
Net investment income (loss)	14,880	14,179
Changes in insurance / reinsurance finance income (expenses)	(11,022)	(9,993)
Other investment result	(367)	(432)
Total investment result	3,491	3,754
Other revenue	7,257	6,384
Other expenses	(5,359)	(4,776)
Interest expenses	(2,825)	(2,281)
Net income (loss) before income taxes	6,335	6,465
Income tax (expenses) recoveries	(1,234)	(1,027)
Net income (loss) after income taxes	5,101	5,438
Equity in net income (loss) of unconsolidated subsidiaries	1,059	809
Net income (loss)	6,160	6,247
Net income (loss) attributed to:
Non-controlling interests	247	144
Participating policyholders	246	360
Shareholders and other equity holders	5,667	5,743
Consolidation adjustments
Insurance service result
Insurance revenue	(1,084)	(1,640)
Insurance service expenses	1,063	1,741
Net expenses from reinsurance contracts held	39	(123)
Total insurance service result	18	(22)
Investment result
Net investment income (loss)	(1,188)	(1,028)
Changes in insurance / reinsurance finance income (expenses)	(170)	88
Other investment result	(103)	(103)
Total investment result	(1,461)	(1,043)
Other revenue	(488)	(442)
Other expenses	274	268
Interest expenses	1,657	1,239
Net income (loss) before income taxes	0	0
Income tax (expenses) recoveries	0	0
Net income (loss) after income taxes	0	0
Equity in net income (loss) of unconsolidated subsidiaries	(6,726)	(6,552)
Net income (loss)	(6,726)	(6,552)
Net income (loss) attributed to:
Non-controlling interests	0	0
Participating policyholders	(135)	74
Shareholders and other equity holders	$ (6,591)	$ (6,626)